UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21755

Name of Fund:  BlackRock Enhanced Equity Yield & Premium Fund, Inc. (ECV)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Enhanced Equity Yield & Premium Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 -   Schedule of Investments


BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Schedule of Investments as of September 30, 2007 (Unaudited)

                                        Shares
Industry                                  Held    Common Stocks                                                         Value
Aerospace & Defense - 1.9%               9,800    Boeing Co.                                                      $     1,028,902
                                         3,900    L-3 Communications Holdings, Inc.                                       398,346
                                         7,300    Lockheed Martin Corp.                                                   791,977
                                        20,600    Northrop Grumman Corp.                                                1,606,800
                                         2,700    Precision Castparts Corp.                                               399,546
                                        25,500    United Technologies Corp.                                             2,052,240
                                                                                                                  ---------------
                                                                                                                        6,277,811

Air Freight & Logistics - 0.7%           3,600    FedEx Corp.                                                             377,100
                                        25,300    United Parcel Service, Inc. Class B                                   1,900,030
                                                                                                                  ---------------
                                                                                                                        2,277,130

Automobiles - 0.9%                     111,100    Ford Motor Co. (b)                                                      943,239
                                        11,800    General Motors Corp.                                                    433,060
                                        33,600    Harley-Davidson, Inc.                                                 1,552,656
                                                                                                                  ---------------
                                                                                                                        2,928,955

Beverages - 1.4%                        51,500    The Coca-Cola Co.                                                     2,959,705
                                        21,700    PepsiCo, Inc.                                                         1,589,742
                                                                                                                  ---------------
                                                                                                                        4,549,447

Biotechnology - 2.8%                    25,700    Amgen, Inc. (b)                                                       1,453,849
                                        30,000    Celgene Corp. (b)                                                     2,139,300
                                        32,900    Genzyme Corp. (b)                                                     2,038,484
                                        86,600    Gilead Sciences, Inc. (b)                                             3,539,342
                                                                                                                  ---------------
                                                                                                                        9,170,975

Building Products - 0.1%                16,500    Masco Corp.                                                             382,305

Capital Markets - 2.1%                  59,200    American Capital Strategies Ltd.                                      2,529,616
                                        13,300    The Goldman Sachs Group, Inc.                                         2,882,642
                                        20,300    Morgan Stanley                                                        1,278,900
                                                                                                                  ---------------
                                                                                                                        6,691,158

Chemicals - 1.1%                        34,400    The Dow Chemical Co.                                                  1,481,264
                                        26,500    E.I. du Pont de Nemours & Co.                                         1,313,340
                                        12,400    Eastman Chemical Co.                                                    827,452
                                                                                                                  ---------------
                                                                                                                        3,622,056

Commercial Banks - 2.7%                 23,300    BB&T Corp.                                                              941,087
                                         8,000    Comerica, Inc.                                                          410,240
                                         6,700    KeyCorp                                                                 216,611
                                        63,200    National City Corp.                                                   1,585,688
                                        56,100    U.S. Bancorp                                                          1,824,933
                                        35,700    Wachovia Corp.                                                        1,790,355
                                        57,100    Wells Fargo & Co.                                                     2,033,902
                                                                                                                  ---------------
                                                                                                                        8,802,816

Commercial Services & Supplies - 0.6%   28,700    Pitney Bowes, Inc.                                                    1,303,554
                                        19,500    R.R. Donnelley & Sons Co.                                               712,920
                                                                                                                  ---------------
                                                                                                                        2,016,474

Communications Equipment - 5.7%         18,371    Ciena Corp. (b)                                                         699,568
                                       201,000    Cisco Systems, Inc. (b)                                               6,655,110
                                        48,900    Corning, Inc.                                                         1,205,385
                                        31,000    Juniper Networks, Inc. (b)                                            1,134,910
                                        91,100    Motorola, Inc.                                                        1,688,083
                                       173,000    QUALCOMM, Inc.                                                        7,310,980
                                                                                                                  ---------------
                                                                                                                       18,694,036

Computers & Peripherals - 5.0%          50,900    Apple Computer, Inc. (b)                                              7,815,186
                                        85,500    Dell, Inc. (b)                                                        2,359,800
                                        45,800    Hewlett-Packard Co.                                                   2,280,382
                                         2,300    International Business Machines Corp.                                   270,940
                                        26,500    Network Appliance, Inc. (b)                                             713,115
                                        36,200    SanDisk Corp. (b)                                                     1,994,620
                                       153,400    Sun Microsystems, Inc. (b)                                              860,574
                                                                                                                  ---------------
                                                                                                                       16,294,617

Consumer Finance - 0.1%                 22,500    Discover Financial Services, Inc.                                       468,000

Containers & Packaging - 0.1%            3,300    Temple-Inland, Inc.                                                     173,679

Distributors - 0.3%                     21,900    Genuine Parts Co.                                                     1,095,000

Diversified Financial Services - 3.1%   84,101    Bank of America Corp.                                                 4,227,757
                                        84,000    Citigroup, Inc.                                                       3,920,280
                                        42,900    JPMorgan Chase & Co.                                                  1,965,678
                                                                                                                  ---------------
                                                                                                                       10,113,715

Diversified Telecommunication          105,432    AT&T Inc.                                                             4,460,828
Services - 3.3%                         78,600    Citizens Communications Co.                                           1,125,552
                                        19,819    Embarq Corp.                                                          1,101,936
                                        55,500    Qwest Communications International Inc. (b)                             508,380
                                        79,532    Verizon Communications, Inc.                                          3,521,677
                                                                                                                  ---------------
                                                                                                                       10,718,373

Electric Utilities - 1.2%               11,500    Exelon Corp.                                                            866,640
                                        38,800    Progress Energy, Inc.                                                 1,817,780
                                        32,700    The Southern Co.                                                      1,186,356
                                                                                                                  ---------------
                                                                                                                        3,870,776

Electrical Equipment - 0.3%             15,800    Emerson Electric Co.                                                    840,876

Electronic Equipment &                   8,475    Tyco Electronics Ltd.                                                   300,269
Instruments - 0.1%

Energy Equipment & Services - 2.3%       6,300    Baker Hughes, Inc.                                                      569,331
                                         3,500    National Oilwell Varco, Inc. (b)                                        505,750
                                         9,900    Schlumberger Ltd.                                                     1,039,500
                                        37,700    Smith International, Inc.                                             2,691,780
                                        24,000    Transocean, Inc. (b)                                                  2,713,200
                                                                                                                  ---------------
                                                                                                                        7,519,561

Food & Staples Retailing - 0.7%         42,000    Wal-Mart Stores, Inc.                                                 1,833,300
                                         7,400    Walgreen Co.                                                            349,576
                                                                                                                  ---------------
                                                                                                                        2,182,876

Food Products - 0.9%                    49,427    Kraft Foods, Inc.                                                     1,705,726
                                        77,300    Sara Lee Corp.                                                        1,290,137
                                                                                                                  ---------------
                                                                                                                        2,995,863

Gas Utilities - 0.2%                    24,700    Spectra Energy Corp.                                                    604,656

Health Care Equipment &                 33,300    Baxter International, Inc.                                            1,874,124
Supplies - 1.4%                         38,486    Boston Scientific Corp. (b)                                             536,880
                                         8,475    Covidien Ltd.                                                           351,713
                                         1,600    Medtronic, Inc.                                                          90,256
                                         5,900    Stryker Corp.                                                           405,684
                                        15,400    Zimmer Holdings, Inc. (b)                                             1,247,246
                                                                                                                  ---------------
                                                                                                                        4,505,903

Health Care Providers &                 10,800    Cigna Corp.                                                             575,532
Services - 1.7%                         17,600    Express Scripts, Inc. (b)                                               982,432
                                        14,600    Humana, Inc. (b)                                                      1,020,248
                                         5,500    Medco Health Solutions, Inc. (b)                                        497,145
                                        32,700    UnitedHealth Group, Inc.                                              1,583,661
                                        12,100    WellPoint, Inc. (b)                                                     954,932
                                                                                                                  ---------------
                                                                                                                        5,613,950

Hotels, Restaurants & Leisure - 2.2%     7,500    Carnival Corp.                                                          363,225
                                        52,600    McDonald's Corp.                                                      2,865,122
                                        61,300    Starbucks Corp. (b)                                                   1,606,060
                                        14,600    Wynn Resorts Ltd.                                                     2,300,376
                                                                                                                  ---------------
                                                                                                                        7,134,783

Household Durables - 1.5%                8,300    D.R. Horton, Inc.                                                       106,323
                                        24,900    Fortune Brands, Inc.                                                  2,029,101
                                        10,700    Garmin Ltd.                                                           1,277,580
                                         3,600    KB Home                                                                  90,216
                                        49,600    Newell Rubbermaid, Inc.                                               1,429,472
                                                                                                                  ---------------
                                                                                                                        4,932,692

Household Products - 1.2%                5,500    Colgate-Palmolive Co.                                                   392,260
                                         5,200    Kimberly-Clark Corp.                                                    365,352
                                        46,800    The Procter & Gamble Co.                                              3,291,912
                                                                                                                  ---------------
                                                                                                                        4,049,524

IT Services - 1.1%                      18,100    Cognizant Technology Solutions Corp. (b)                              1,443,837
                                        48,200    Paychex, Inc.                                                         1,976,200
                                                                                                                  ---------------
                                                                                                                        3,420,037

Industrial Conglomerates - 3.6%         19,600    3M Co.                                                                1,834,168
                                       180,400    General Electric Co.                                                  7,468,560
                                        32,200    Textron, Inc.                                                         2,003,162
                                         8,475    Tyco International Ltd.                                                 375,782
                                                                                                                  ---------------
                                                                                                                       11,681,672

Insurance - 3.8%                        31,600    The Allstate Corp.                                                    1,807,204
                                        18,600    American International Group, Inc.                                    1,258,290
                                        18,500    Hartford Financial Services Group, Inc.                               1,712,175
                                        21,600    Lincoln National Corp.                                                1,424,952
                                         8,800    Loews Corp.                                                             425,480
                                        27,500    Marsh & McLennan Cos., Inc.                                             701,250
                                        14,600    MetLife, Inc.                                                         1,018,058
                                        14,800    Safeco Corp.                                                            906,056
                                        33,300    The Travelers Cos., Inc.                                              1,676,322
                                        18,200    XL Capital Ltd. Class A                                               1,441,440
                                                                                                                  ---------------
                                                                                                                       12,371,227

Internet & Catalog Retail - 0.5%        18,300    Amazon.com, Inc. (b)                                                  1,704,645

Internet Software & Services - 4.4%    110,207    eBay, Inc. (b)                                                        4,300,277
                                        13,000    Google, Inc. Class A (b)(e)                                           7,374,510
                                        17,000    VeriSign, Inc. (b)                                                      573,580
                                        74,700    Yahoo! Inc. (b)                                                       2,004,948
                                                                                                                  ---------------
                                                                                                                       14,253,315

Life Sciences Tools & Services - 1.1%   35,200    Charles River Laboratories International, Inc. (b)                    1,976,480
                                        26,100    Thermo Fisher Scientific, Inc. (b)                                    1,506,492
                                                                                                                  ---------------
                                                                                                                        3,482,972

Machinery - 0.6%                         1,600    Caterpillar, Inc.                                                       125,488
                                        19,700    PACCAR, Inc.                                                          1,679,425
                                                                                                                  ---------------
                                                                                                                        1,804,913

Media - 1.9%                            20,900    CBS Corp. Class B                                                       658,350
                                        83,150    Comcast Corp. Class A (b)                                             2,010,567
                                        44,700    The DIRECTV Group, Inc. (b)                                           1,085,316
                                         5,400    The McGraw-Hill Cos., Inc.                                              274,914
                                        16,600    Regal Entertainment Group Series A                                      364,370
                                        31,000    Time Warner, Inc.                                                       569,160
                                        29,400    Viacom, Inc. Class B (b)                                              1,145,718
                                                                                                                  ---------------
                                                                                                                        6,108,395

Metals & Mining - 0.8%                   6,400    Allegheny Technologies, Inc.                                            703,680
                                        16,600    Newmont Mining Corp.                                                    742,518
                                        18,200    Nucor Corp.                                                           1,082,354
                                                                                                                  ---------------
                                                                                                                        2,528,552

Multi-Utilities - 0.4%                  26,800    OGE Energy Corp.                                                        887,080
                                        31,600    TECO Energy, Inc.                                                       519,188
                                                                                                                  ---------------
                                                                                                                        1,406,268

Multiline Retail - 0.4%                  9,400    Sears Holdings Corp. (b)                                              1,195,680

Oil, Gas & Consumable Fuels - 6.8%       9,200    Anadarko Petroleum Corp.                                                494,500
                                         6,500    Apache Corp.                                                            585,390
                                        28,900    BP Prudhoe Bay Royalty Trust                                          2,170,679
                                        23,000    Chesapeake Energy Corp.                                                 810,980
                                        49,200    Chevron Corp.                                                         4,604,136
                                        41,621    ConocoPhillips                                                        3,653,075
                                        10,200    Devon Energy Corp.                                                      848,640
                                        66,200    Exxon Mobil Corp.                                                     6,127,472
                                        22,800    Marathon Oil Corp.                                                    1,300,056
                                        10,800    Valero Energy Corp.                                                     725,544
                                        11,800    Williams Cos., Inc.                                                     401,908
                                         7,600    XTO Energy, Inc.                                                        469,984
                                                                                                                  ---------------
                                                                                                                       22,192,364

Paper & Forest Products - 0.7%          39,200    International Paper Co.                                               1,406,104
                                        26,300    MeadWestvaco Corp.                                                      776,639
                                                                                                                  ---------------
                                                                                                                        2,182,743

Pharmaceuticals - 5.2%                  25,400    Abbott Laboratories                                                   1,361,948
                                        94,200    Bristol-Myers Squibb Co.                                              2,714,844
                                        26,000    Eli Lilly & Co.                                                       1,480,180
                                        67,200    Johnson & Johnson                                                     4,415,040
                                        37,000    Merck & Co., Inc.                                                     1,912,530
                                       201,400    Pfizer, Inc.                                                          4,920,202
                                                                                                                  ---------------
                                                                                                                       16,804,744

Real Estate Investment                   2,600    Annaly Capital Management, Inc. (e)                                      41,418
Trusts (REITs) - 0.4%                    5,600    Equity Residential                                                      237,216
                                         2,600    Federal Realty Investment Trust                                         230,360
                                         3,800    Simon Property Group, Inc.                                              380,000
                                         2,300    Vornado Realty Trust                                                    251,505
                                                                                                                  ---------------
                                                                                                                        1,140,499

Road & Rail - 0.4%                       5,600    Burlington Northern Santa Fe Corp.                                      454,552
                                        19,100    Ryder System, Inc.                                                      935,900
                                                                                                                  ---------------
                                                                                                                        1,390,452

Semiconductors & Semiconductor          33,600    Altera Corp.                                                            809,088
Equipment - 5.8%                        12,800    Analog Devices, Inc.                                                    462,848
                                        32,000    Broadcom Corp. Class A (b)                                            1,166,080
                                       236,640    Intel Corp.                                                           6,119,510
                                        33,400    Lam Research Corp. (b)                                                1,778,884
                                        53,700    Linear Technology Corp.                                               1,878,963
                                        29,900    Marvell Technology Group Ltd. (b)(c)                                    489,463
                                        38,200    Microchip Technology, Inc.                                            1,387,424
                                        83,400    Nvidia Corp. (b)                                                      3,022,416
                                        50,600    Texas Instruments, Inc.                                               1,851,454
                                                                                                                  ---------------
                                                                                                                       18,966,130

Software - 5.9%                         50,300    Autodesk, Inc. (b)                                                    2,513,491
                                        15,000    Citrix Systems, Inc. (b)                                                604,800
                                        22,498    Electronic Arts, Inc. (b)                                             1,259,663
                                        29,400    Intuit, Inc. (b)                                                        890,820
                                       342,000    Microsoft Corp.                                                      10,075,320
                                       118,862    Oracle Corp. (b)                                                      2,573,362
                                        64,700    Symantec Corp. (b)                                                    1,253,886
                                                                                                                  ---------------
                                                                                                                       19,171,342

Specialty Retail - 1.4%                 42,600    American Eagle Outfitters, Inc.                                       1,120,806
                                         7,000    Best Buy Co., Inc.                                                      322,140
                                        74,100    Home Depot, Inc.                                                      2,403,804
                                        30,000    Lowe's Cos., Inc.                                                       840,600
                                                                                                                  ---------------
                                                                                                                        4,687,350

Textiles, Apparel & Luxury              21,400    Coach, Inc. (b)                                                       1,011,578
Goods - 0.4%                             9,662    Hanesbrands, Inc. (b)                                                   271,116
                                                                                                                  ---------------
                                                                                                                        1,282,694

Thrifts & Mortgage Finance - 0.9%       24,200    Fannie Mae                                                            1,471,602
                                        10,000    Freddie Mac                                                             590,100
                                         9,700    IndyMac Bancorp, Inc.                                                   229,017
                                        15,200    Washington Mutual, Inc.                                                 536,712
                                                                                                                  ---------------
                                                                                                                        2,827,431

Tobacco - 2.2%                          56,600    Altria Group, Inc.                                                    3,935,398
                                        32,400    Reynolds American, Inc.                                               2,060,316
                                        23,500    UST, Inc.                                                             1,165,600
                                                                                                                  ---------------
                                                                                                                        7,161,314

Wireless Telecommunication              67,497    Sprint Nextel Corp.                                                   1,282,443
Services - 0.4%

                                                  Total Common Stocks
                                                  (Cost - $282,561,311) - 94.7%                                       307,875,458



                                    Beneficial
                                      Interest    Short-Term Securities
                                 $  20,095,911    BlackRock Liquidity Series,
                                                  LLC Money Market Series, 5.26% (a)(d)                                20,095,911

                                                  Total Short-Term Securities
                                                  (Cost - $20,095,911) - 6.2%                                          20,095,911

                                                  Total Investments Before Options Written
                                                  (Cost - $302,657,222) - 100.9%                                      327,971,369



                                     Number of
                                     Contracts    Options Written
Call Options Written                       188    S&P 500 Index, expiring
                                                  October 2007 at USD 1450                                            (1,637,480)
                                           875    S&P 500 Index, expiring
                                                  October 2007 at USD 1550                                            (1,163,750)

                                                  Total Options Written
                                                  (Premiums Received - $2,721,611) - (0.9%)                           (2,801,230)

                                                  Total Investments, Net of Options Written
                                                  (Cost - $299,935,611*) - 100.0%                                     325,170,139
                                                  Other Assets Less Liabilities - 0.0%                                     10,727
                                                                                                                  ---------------
                                                  Net Assets - 100.0%                                             $   325,180,866
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      300,074,446
                                                 ==================
    Gross unrealized appreciation                $       35,345,194
    Gross unrealized depreciation                      (10,249,501)
                                                 ------------------
    Net unrealized appreciation                  $       25,095,693
                                                 ==================


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
    Money Market Series                     $   (1,894,698)      $   854,160

(b) Non-income producing security.

(c) Depositary receipts.

(d) Represents the current yield as of September 30, 2007.

(e) Security held as collateral in connection with open financial futures contracts.

o For fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Financial futures contracts purchased on September 30, 2007 were as follows:

    Number of                      Expiration        Face         Unrealized
    Contracts      Issue              Date          Value        Appreciation

      26      NASDAQ 100 INDEX   December 2007   $  5,264,584     $   231,816
      15       S&P 500 INDEX     December 2007   $  5,755,444          12,431
                                                                  -----------
    Total                                                         $   244,247
                                                                  ===========



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Enhanced Equity Yield & Premium Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Date: November 20, 2007